SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
_______________ to ______________
Date of Report (Date of earliest event reported) _______________
Commission File Number of securitizer:  _____________________
Central Index Key Number of securitizer: _____________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]
 X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of sponsor:   0001541665
ARI Fleet Lease Trust 2018-B

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):     N/A
Central Index Key Number of underwriter (if applicable):         N/A
Brian K. Horwith, Automotive Rentals, Inc., (856) 778-1500

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AUTOMOTIVE RENTALS, INC.		(Securitizer, Depositor or Underwriter)

Date	September 10, 2018

/s/ Brian K. Horwith		(Signature)
Name:	Brian K. Horwith
Title:	Treasurer